Condensed Consolidated Statements of Equity (Unaudited) - JPY (¥) ¥ in Millions	Total	Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Capital Stock [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Capital Surplus [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Retained Earnings Appropriated for Legal Reserve [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Unappropriated Retained Earnings [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Accumulated Other Comprehensive Income, Net of Taxes [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Treasury Stock, at Cost [Member]	Noncontrolling Interests [Member]
Balance at beginning of period at Mar. 31, 2017			¥ 2,090,270	¥ 5,956,644	¥ 239,571	¥ 3,931,612	¥ 2,281,423	¥ (513,988)	¥ 779,176
Stock-based compensation				(2,802)
Net income attributable to Mitsubishi UFJ Financial Group	¥ 790,704					790,704
Cash dividends: Common stock-¥9.00 per share and ¥10.00 per share in 2017 and 2018						(120,906)
Losses on sales of shares of treasury stock						(8)
Purchases of shares of treasury stock								(101,028)
Sales of shares of treasury stock								2,029
Retirement of common stock				(98,952)				98,952
Net decrease resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies								36
Initial subscriptions of noncontrolling interests									34,383
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders									(57,715)
Increase (decrease) in noncontrolling interests related to deconsolidation of subsidiaries									8,607
Purchase of shares of Mitsubishi UFJ NICOS from noncontrolling interest shareholder				(34,751)					(15,390)
Net loss attributable to noncontrolling interests	(10,606)								(10,606)
Dividends paid to noncontrolling interests									(6,810)
Net change during the period, Other comprehensive income (loss), net of taxes	229,733						233,319		(3,586)
Other-net				59					130
Balance at end of period at Sep. 30, 2017	15,480,373	¥ 14,752,184	2,090,270	5,820,198	239,571	4,601,402	2,514,742	(513,999)	728,189
Balance at beginning of period at Mar. 31, 2018	15,645,815		2,090,270	5,740,165	239,571	4,945,733	2,477,315	(522,872)	675,633
Stock-based compensation				(3,247)
Net income attributable to Mitsubishi UFJ Financial Group	553,251					553,251
Cash dividends: Common stock-¥9.00 per share and ¥10.00 per share in 2017 and 2018						(131,634)
Purchases of shares of treasury stock								(60,721)
Sales of shares of treasury stock								3,730
Retirement of common stock				(51,527)				51,527
Net decrease resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies								65
Initial subscriptions of noncontrolling interests									8,682
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders									7,186
Increase (decrease) in noncontrolling interests related to deconsolidation of subsidiaries									(21,213)
Net loss attributable to noncontrolling interests	(696)								(696)
Dividends paid to noncontrolling interests									(12,176)
Net change during the period, Other comprehensive income (loss), net of taxes	(41,270)						(47,313)		6,043
Other-net				36					47
Balance at end of period at Sep. 30, 2018	¥ 15,949,639	¥ 15,286,133	¥ 2,090,270	¥ 5,685,427	¥ 239,571	8,071,376	(272,240)	¥ (528,271)	¥ 663,506
Effect of adopting new guidance | Recognition and Measurement of Financial Assets and Financial Liabilities [Member]						2,702,242	¥ (2,702,242)
Effect of adopting new guidance | Recognition of Breakage for Certain Prepaid Stored-Value Products [Member]						¥ 1,784